Information about Geographic Areas and Major Customers Net Sales by Product Category (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenue from External Customer [Line Items]
Net Sales	$ 711.7	$ 730.4
Revnue from Balanced Product Category [Member]
Revenue from External Customer [Line Items]
Net Sales	423.4	421.4
Revenue from Sweetened Product Category [Member]
Revenue from External Customer [Line Items]
Net Sales	178.9	189.0
Revenue from Unsweetened product category [Member]
Revenue from External Customer [Line Items]
Net Sales	$ 109.4	$ 120.0